Average Annual Total Returns - NVIT Investor Destinations Moderately Conservative Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Morningstar® Moderately Conservative Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderately Conservative Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderately Conservative Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	8.55%	6.48%	5.73%	8.71%	6.63%	5.86%	11.83%	8.16%	6.47%